Note 22 - Financial liabilities at amortized cost - Preferred securities by issuer (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred secutities by Issuer Line Items
Debt certificates, at amortized cost		€ 63,915	€ 76,375	€ 81,980
Preferred Stock Member [Member] | BBVA International Preferred S.A.U.
Preferred secutities by Issuer Line Items
Debt certificates, at amortized cost	[1]	36	855	842
Preferred Stock Member [Member] | Unnim Group [Member]
Preferred secutities by Issuer Line Items
Debt certificates, at amortized cost	[2]	98	100	109
Preferred Stock Member [Member] | Compass Group
Preferred secutities by Issuer Line Items
Debt certificates, at amortized cost		19	22	22
Preferred Stock Member [Member] | BBVA Colombia S A [Member]
Preferred secutities by Issuer Line Items
Debt certificates, at amortized cost		1	1	1
Preferred Stock Member [Member] | Others [Member]
Preferred secutities by Issuer Line Items
Debt certificates, at amortized cost		9	1	0
Preferred Stock Member [Member] | Total [Member]
Preferred secutities by Issuer Line Items
Debt certificates, at amortized cost		€ 163	€ 979	€ 974

[1]	(1) Listed on the London and New York stock exchanges.
[2]	(2) Unnim Group: Issuances prior to the acquisition by BBVA .